Significant Accounting Policies - Additional Information (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Jan. 01, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash		$ 1,275,297	$ 4,286,377	$ 11,619,760			$ 1,050,204
Cash and cash equivalents		1,270,131	4,278,124	11,608,855
Restricted cash		5,166	8,253	10,905
Revenue Recognition, Sales Returns, Reserve for Sales Returns		$ 70,888	$ 17,719
Percentage of sales return provision		15.80%	1.20%
Sales	$ 3,715
Advertising Expense		$ 1,553	$ 6,010	7,688
Employee retirement and other post-retirement benefits incurred		37,689	31,247	18,243
Foreign Currency Transaction Gain (Loss), before Tax		45,543	265,091	(68,026)
Cash and Cash Equivalents, at Carrying Value, Total		524,003	1,490,336		¥ 3,720	¥ 10,279
Related Party [Member]
Significant Accounting Policies [Line Items]
Due to Related Parties, current and noncurrent		0	4,358
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping, Handling and Transportation Costs		7,859	14,550	$ 54,885
Fair Value, Recurring [Member]
Significant Accounting Policies [Line Items]
Financial assets measured on recurring basis		10,388,883	7,572,069
Level 1 [Member] | Fair Value, Recurring [Member]
Significant Accounting Policies [Line Items]
Financial assets measured on recurring basis		534,985	0
Level 2 [Member] | Fair Value, Recurring [Member]
Significant Accounting Policies [Line Items]
Financial assets measured on recurring basis		$ 9,853,898	$ 7,572,069
Use Rights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		28 years			28 years
Use Rights [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		50 years			50 years
Computer Software and Cloud Computing Websites [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years			5 years
Computer Software and Cloud Computing Websites [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years			10 years